Shareholders’ Equity - Ordinary Shares (Details)	Jun. 26, 2020	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 26, 2018 USD ($)
Class of Stock
Authorized grant, life	5 years
Ordinary shares
Class of Stock
Maximum nominal shares authorized for grant | $					$ 8,400
Common stock, shares, issued (shares)		52,346,231	52,346,231	44,983,006
Common stock, par value (usd/gbp per share) | $ / shares		$ 0.000042		$ 0.000042
Deferred Shares
Class of Stock
Common stock, shares, issued (shares)		34,425	34,425	34,425
Common stock, par value (usd/gbp per share) | (per share)		$ 0.00001	£ 0.00001	$ 0.00001
Deferred B shares
Class of Stock
Common stock, shares, issued (shares)		88,893,548	88,893,548	88,893,548
Common stock, par value (usd/gbp per share) | (per share)		$ 0.00099	£ 0.00099	$ 0.00099
Deferred C shares
Class of Stock
Common stock, shares, issued (shares)		1	1	1
Common stock, par value (usd/gbp per share) | (per share)		$ 0.000008	£ 0.000008	$ 0.000008